UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	Prudential Variable Contract Account 10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

VCA 10

Schedule of Investments as of March 31, 2005 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS
Aerospace/Defense - 1.1%
Lockheed Martin Corp.	47,700	2,912,562

Air Freight & Logistics - 1.5%
United Parcel Service Cl. B	57,000	4,146,180

Beverages - 1.1%
PepsiCo, Inc.	56,700	3,006,801

Biotechnology - 3.3%
Amgen, Inc. (a)	54,800	3,189,908
Genentech Inc. (a)	53,100	3,005,991
Gilead Sciences, Inc. (a)	69,200	2,477,360

		8,673,259

Capital Markets - 4.0%
Bank of New York (The)	61,800	1,795,290
Charles Schwab Corp.	317,600	3,337,976
Goldman Sachs Group, Inc. (The)	25,100	2,760,749
Merrill Lynch & Co.	47,700	2,699,820

		10,593,835

Chemicals - 2.7%
Agrium, Inc.	197,500	3,604,375
Dupont EI. de Nemours	67,700	3,468,948

		7,073,323

Commercial Services & Supplies - 3.1%
Cendant Corp.	129,100	2,651,714
Paychex, Inc.	85,700	2,812,674
PHH Corp. (a)	123,255	2,695,587

		8,159,975

Communications Equipment - 1.8%
QualComm, Inc.	83,700	3,067,605
Nortel Networks Corp. (a)	619,800	1,692,054

		4,759,659

Computers & Peripherals - 0.9%
IBM Corp.	29,000	2,650,020

Consumer Finance - 1.8%
American Express Co.	95,900	4,926,383

Diversified Financial Services - 2.8%

J.P. Morgan & Chase Co.	138,536	4,793,346
Principal Financial Group, Inc.	72,800	2,802,072

		7,595,418

Diversified Telecommunication Services - 1.1%
MCI, Inc.	120,500	3,002,860

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	140,000	3,108,000

Electric Utilities - 2.4%
Exelon Corp.	77,900	3,574,831
TXU, Corp.	35,600	2,834,828

		6,409,659

Energy Equipment & Services - 8.7%
BJ Services Co.	108,100	5,608,228
ENSCO International, Inc.	89,400	3,366,804
Global SantaFe Corp.	82,900	3,070,616
Schlumberger Ltd.	51,800	3,650,864
Smith International, Inc.	58,300	3,657,159
Weatherford International Ltd. (a)	67,000	3,881,980

		23,235,651

Food & Staples Retailing - 1.4%
Kroger Co. (The) (a)	230,600	3,696,518

Food Products - 1.5%
Cadbury Schweppes Spons. ADR (United Kingdom)	95,000	3,866,500

Health Care Equipment & Supplies - 0.8%
St. Jude Medical, Inc.(a)	60,100	2,163,600

Health Care Providers & Services - 2.6%
Caremark Rx, Inc.(a)	88,200	3,508,596
Wellpoint Inc. (a)	27,400	3,434,590

		6,943,186

Industrial Conglomerates - 4.9%
General Electric Company	240,000	8,654,400
Tyco International Ltd.	130,300	4,404,140

		13,058,540

Insurance - 3.5%
American International Group	84,600	4,687,686
Loews Corp.	61,800	4,544,772

		9,232,458

Internet Catalog & Retail - 0.9%
eBay, Inc.(a)	61,200	2,280,312

Internet Software & Services - 1.5%
Google Inc. Cl. A (a)	22,200	4,007,322

Media - 2.0%
Univision Communications, Inc. Cl. A (a)	97,000	2,685,930
Viacom, Inc. Cl. B	76,194	2,653,837

		5,339,767

Metals & Mining - 7.5%
Alumina Ltd. ADR (Australia)	200,400	3,687,360
Companhia Vale do Rio Doce ADR (Brazil)	232,400	7,346,164
Freeport-McMoRan Cooper & Gold, Inc. Cl. B	142,400	5,640,464
Newmont Mining Corp.	77,300	3,265,925

		19,939,913

Multiline Retail - 2.1%
Federated Department Stores, Inc.	34,700	2,208,308
Target Corp.	67,700	3,386,354

		5,594,662

Multi-Utilities & Unregulated Power - 1.3%
Constellation Energy Group, Inc.	65,800	3,401,860

Office Electronics - 1.8%
Xerox Corp. (a)	320,600	4,857,090

Oil & Gas - 9.1%
Apache Corp.	64,390	3,942,600
Kerr-McGee Corp.	34,800	2,725,884
Nexen, Inc.	68,600	3,768,198
Suncor Energy, Inc.	196,600	7,905,286
Total Fina Elf S.A. ADR (France)	51,000	5,978,730

		24,320,698

Pharmaceuticals - 6.7%
Allergan, Inc.	33,900	2,355,033
Eli Lilly & Co.	85,900	4,475,390
Novartis AG ADR (Switzerland)	94,400	4,416,032
Roche Holdings Ltd. ADR (Switzerland)	69,300	3,726,933
Wyeth	71,600	3,020,088

		17,993,476

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.(a)	78,300	1,272,375
Intel, Corp.	171,500	3,983,945
Marvell Technology Group Ltd. (a)	74,500	2,856,330

		8,112,650

Software - 7.6%
Adobe Systems Incorporated	45,100	3,029,366
Electronic Arts, Inc. (a)	64,700	3,350,166
Mercury Interactive Corp. (a)	63,600	3,013,368
Microsoft Corp.	263,600	6,371,212
Navteq Corp. (a)	40,600	1,760,010
SAP AG ADR (Germany)	69,200	2,773,536

		20,297,658

Specialty Retail - 1.0%
Bed, Bath & Beyond, Inc. (a)	71,700	2,619,918

Tobacco - 1.5%
Altria Group, Inc.	59,800	3,910,322

Wireless Telecommunication Services - 1.2%
Nextel Communications, Inc. Cl. A (a)	109,400	3,109,148

TOTAL LONG-TERM INVESTMENTS (Cost: $210,247,103)		$264,999,183

SHORT-TERM INVESTMENTS - 0.4%
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (Cost: $ 990,949)	990,949	990,949

TOTAL INVESTMENTS - 99.8% (Cost: $211,238,052)		$265,990,132
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		670,155

NET ASSETS - 100%		$266,660,287

(a)	Non-income producing security.

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.